Other Assets - Schedule of Other Assets (Detail) ₨ in Thousands, $ in Thousands		Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Other Assets, Noncurrent Disclosure [Abstract]
Prepaid income taxes		₨ 666,574	$ 10,279	₨ 288,771
Derivative instruments		61,120	942	83,426
Interest receivable on term deposits		128,678	1,984	85,154
Security deposit to related party		2,160	33	8,567
Land use rights		114,178	1,761	91,218
Prepaid expenses		32,806	506
Other		88,049	1,358	38,765
Total	[1]	₨ 1,093,565	$ 16,863	₨ 595,901

[1]	Includes Security deposit of INR 8,567 and INR 2,160 (US$ 33) to related parties as of 31 March, 2016 and March 31, 2017, respectively, also see Note 18.